Income Tax (Details)	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Income Tax [Line Items]
Corporate income tax	23.00%	23.00%
Deferred tax asset rate	23.00%		23.00%
Top of range [member]
Income Tax [Line Items]
Taxable income	75.00%
US [Member]
Income Tax [Line Items]
Profit tax rate	21.00%
United Kingdom [Member]
Income Tax [Line Items]
Profit tax rate	25.00%